Property, Plant and Equipment - Schedule of Depreciation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,135	$ 1,370	$ 1,265
Cost of revenue
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	1,081	1,300	1,207
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	36	51	38
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 18	$ 19	$ 20